9. PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Buildings and Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives	38 years	38 years
Machinery, Equipment and Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives	21 years	22 years
Fixtures and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives	12 years	11 years
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average estimated useful lives	14 years	15 years